INCOME TAXES (Schedule Of Reconciliation Between The Income Taxes Expense (Benefit) Computed By Applying PRC Tax Rate To Income (Loss) Before Income Taxes And Actual Provision For Income Taxes) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating loss carry forwards [Line Items]
Loss before provision of income tax	$ (146,504)	$ (42,757)	$ (52,804)
PRC statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (36,626)	$ (10,689)	$ (13,201)
Taxable deemed interest income from inter-company interest-free loans	6,406	7,288	6,925
Non-deductible loss and other expenses not deductible for tax purposes	30,016	4,469	12,422
Effect of income tax rate differences in jurisdictions other than the PRC	10,660	709	(54)
Effect of tax holidays	(53)	570	0
Changes in valuation allowance	(553)	2,132	(3,622)
Income tax expenses	$ 9,850	$ 4,479	$ 2,470